Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
California Municipal Fund | California Municipal Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	2.37%	5.55%	(10.70%)	1.98%	4.83%	8.33%	(0.20%)	6.88%	(0.19%)	4.42%
Core Fixed Income Fund | Core Fixed Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	1.23%	5.42%	(13.01%)	(2.03%)	7.84%	8.62%	(0.25%)	4.15%	5.08%	(1.34%)
Core Plus Bond Fund | Core Plus Bond Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	0.59%	5.10%	(14.39%)	(0.92%)	9.22%	9.44%	(2.09%)	4.48%	3.59%	(0.67%)
Diversified Income Fund | Diversified Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	5.05%	8.28%	(11.51%)	8.25%	1.53%	13.41%	(5.67%)	9.85%	9.30%	(2.52%)
Diversified International Fund | Diversified International Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	4.57%	17.17%	(20.10%)	9.16%	16.99%	22.35%	(17.66%)	28.08%	(0.38%)	(0.80%)
Equity Income Fund | Equity Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	15.05%	10.77%	(10.84%)	21.91%	6.17%	28.43%	(5.38%)	20.54%	15.15%	(4.26%)
Finisterre Emerging Markets Total Return Bond Fund | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.40%	11.20%	(9.30%)	(2.99%)	7.83%	14.75%	(1.61%)	11.23%
Global Emerging Markets Fund | Global Emerging Markets Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	5.81%	12.52%	(22.89%)	0.43%	19.33%	17.21%	(21.12%)	40.73%	8.36%	(14.10%)
Global Real Estate Securities Fund | Global Real Estate Securities Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	0.34%	10.40%	(27.03%)	23.02%	(4.20%)	23.92%	(3.70%)	14.30%	0.05%	1.09%
Government & High Quality Bond Fund | Government & High Quality Bond Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	0.45%	4.43%	(12.13%)	(1.80%)	2.49%	6.15%	0.51%	1.35%	1.41%	0.62%
Government Money Market Fund | Government Money Market Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.12%	4.97%	1.45%	none	0.34%	2.06%	1.70%
High Yield Fund | High Yield Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	7.06%	12.37%	(8.55%)	5.39%	6.08%	13.30%	(4.79%)	7.76%	14.62%	(2.92%)
Inflation Protection Fund | Inflation Protection Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.66%	3.49%	(12.08%)	5.35%	10.59%	8.05%	(1.58%)	3.01%	3.83%	(2.15%)
International Equity Fund | International Fund I, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.67%	15.86%	(25.27%)	12.68%	13.97%	32.10%	(23.65%)	38.83%	(4.68%)	0.92%
LargeCap Growth Fund I | LargeCap Growth Fund I, Class A
Prospectus [Line Items]
Annual Return [Percent]	24.67%	40.10%	(34.26%)	21.37%	35.52%	34.42%	3.28%	33.10%	0.40%	7.45%
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	24.53%	25.74%	(18.43%)	28.10%	17.88%	30.95%	(4.83%)	21.23%	11.42%	0.90%
LargeCap Value Fund III | LargeCap Value Fund III, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.50%	9.97%	(5.02%)	24.35%	3.20%	26.47%	(5.90%)	16.86%	13.17%	(1.86%)
MidCap Fund | MidCap Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	19.68%	25.55%	(23.37%)	24.97%	17.96%	42.48%	(6.93%)	24.93%	9.93%	1.13%
MidCap Growth Fund | MidCap Growth Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	22.51%	13.83%	(32.28%)	14.73%	61.15%	31.50%	(8.99%)	29.03%	3.12%	2.22%
MidCap Growth Fund III | MidCap Growth Fund III, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.39%	20.59%	(26.73%)	16.10%	36.44%	35.40%	(4.45%)	24.59%	4.50%	(1.77%)
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.60%	16.16%	(13.22%)	24.38%	13.43%	26.02%	(11.32%)	15.96%	20.42%	(2.37%)
MidCap Value Fund I | MidCap Value I Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.02%	11.07%	(6.00%)	31.18%	6.51%	26.67%	(10.91%)	14.62%	15.26%	(7.16%)
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	4.94%	4.79%	1.24%	none	0.38%	1.88%	1.57%	0.62%	0.04%	none
Overseas Fund | Overseas Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.14%	22.61%	(4.89%)	11.19%	4.08%	20.83%	(17.86%)	25.59%	1.61%	(4.79%)
Principal Capital Appreciation Fund | Principal Capital Appreciation Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	25.86%	25.00%	(16.37%)	27.57%	18.38%	32.17%	(3.52%)	20.64%	8.83%	2.04%
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	6.29%	10.49%	(13.44%)	4.13%	9.70%	12.42%	(3.46%)	8.27%	4.48%	(1.23%)
Principal LifeTime 2015 Fund | Principal LifeTime 2015 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.69%	11.17%	(13.60%)	7.44%	11.87%	16.28%	(4.70%)	13.19%	5.55%	(1.18%)
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	7.19%	11.80%	(14.71%)	8.80%	12.31%	18.00%	(6.11%)	14.61%	5.41%	(1.53%)
Principal LifeTime 2025 Fund | Principal LifeTime 2025 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.17%	13.31%	(15.22%)	10.94%	13.70%	20.48%	(6.40%)	16.76%	6.02%	(1.17%)
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	8.66%	14.75%	(17.16%)	12.42%	14.22%	21.96%	(7.76%)	18.02%	5.41%	(1.29%)
Principal LifeTime 2035 Fund | Principal LifeTime 2035 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	10.15%	16.53%	(17.47%)	14.11%	15.70%	23.47%	(7.34%)	19.70%	5.33%	(0.79%)
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	11.16%	17.92%	(18.42%)	14.96%	15.61%	24.48%	(8.21%)	20.25%	5.03%	(1.14%)
Principal LifeTime 2045 Fund | Principal LifeTime 2045 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.53%	19.44%	(18.52%)	16.60%	16.34%	25.79%	(8.31%)	21.39%	5.58%	(0.82%)
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	12.87%	19.94%	(19.12%)	16.75%	16.10%	26.23%	(9.07%)	21.66%	5.20%	(1.08%)
Principal LifeTime 2055 Fund | Principal LifeTime 2055 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.32%	20.38%	(18.85%)	17.77%	16.47%	27.24%	(9.00%)	22.53%	5.72%	(0.75%)
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.29%	20.40%	(18.82%)	18.15%	16.60%	27.52%	(9.22%)	22.69%	5.68%	(0.80%)
Principal LifeTime 2065 Fund | Principal LifeTime 2065, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.27%	20.30%	(18.83%)	18.20%	16.87%	27.35%	(9.36%)
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.25%
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.37%	10.77%	(13.20%)	5.15%	10.11%	11.82%	(2.75%)	7.62%	4.69%	(0.05%)
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.43%	11.09%	(13.61%)	8.09%	11.83%	15.18%	(4.52%)	11.78%	6.37%	(0.47%)
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.50%	12.08%	(14.35%)	9.96%	12.62%	17.17%	(5.44%)	13.51%	7.02%	(0.23%)
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.29%	13.24%	(15.17%)	11.96%	13.61%	19.24%	(6.54%)	15.23%	7.51%	(0.18%)
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	10.44%	14.93%	(16.75%)	13.91%	14.73%	20.91%	(7.30%)	16.81%	7.89%	(0.18%)
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.80%	16.47%	(17.36%)	15.60%	15.12%	22.68%	(7.99%)	18.14%	8.31%	(0.19%)
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.49%	18.18%	(17.90%)	17.12%	15.40%	23.85%	(8.59%)	19.16%	8.67%	(0.10%)
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	14.81%	19.38%	(18.27%)	18.40%	15.77%	24.78%	(9.06%)	19.82%	9.06%	(0.40%)
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.81%	20.32%	(18.49%)	19.11%	15.93%	25.58%	(9.46%)	20.49%	9.29%	(0.11%)
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.82%	20.35%	(18.50%)	19.73%	15.77%	26.16%	(9.82%)	21.04%	9.44%	(0.22%)
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.80%	20.30%	(18.52%)	20.07%	16.10%	26.45%	(9.93%)	21.33%	9.67%	(0.20%)
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.78%	20.34%	(18.54%)	20.30%	16.49%	27.01%	(10.20%)
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.76%
Real Estate Securities Fund | Real Estate Securities Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	5.14%	12.91%	(25.44%)	39.16%	(3.52%)	30.61%	(4.63%)	8.64%	5.51%	3.80%
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	12.24%	15.64%	(16.47%)	13.22%	10.83%	19.57%	(5.39%)	14.65%	6.31%	(1.25%)
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	8.55%	11.69%	(14.83%)	9.17%	9.03%	15.49%	(4.06%)	10.89%	5.91%	(1.17%)
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	14.85%	18.93%	(18.10%)	17.21%	12.53%	23.54%	(7.01%)	19.33%	6.53%	(1.63%)
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	6.39%	9.06%	(13.46%)	6.45%	6.69%	12.87%	(2.48%)	7.81%	6.45%	(1.73%)
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	16.55%	21.42%	(19.08%)	19.42%	15.11%	26.86%	(8.93%)	21.69%	5.72%	(2.19%)
Short-Term Income Fund | Short-Term Income Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	4.89%	5.75%	(3.96%)	(0.95%)	3.85%	4.50%	0.90%	1.80%	2.25%	0.45%
SmallCap Fund | SmallCap Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	6.71%	15.34%	(20.40%)	19.60%	21.63%	27.07%	(11.00%)	12.41%	16.79%	(0.48%)
SmallCap Growth Fund I | SmallCap Growth I Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	13.79%	16.43%	(28.55%)	7.24%	42.06%	33.59%	(5.42%)	26.32%	9.25%	1.19%
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.45%	15.80%	(16.33%)	26.20%	11.22%	22.58%	(8.74%)	13.01%	26.18%	(2.22%)
SmallCap Value Fund II | SmallCap Value II Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.98%	20.01%	(9.24%)	32.34%	3.62%	23.19%	(14.39%)	6.92%	25.28%	(4.01%)
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	1.86%	6.65%	(11.77%)	2.74%	4.79%	8.79%	0.43%	6.42%	(0.82%)	3.84%